GOVERNMENT SUBSIDIES	12 Months Ended
Dec. 31, 2012
GOVERNMENT SUBSIDIES
GOVERNMENT SUBSIDIES

20. GOVERNMENT SUBSIDIES

        For the years ended December 31, 2010, 2011 and 2012, the Group received $88,147, $220,559, $3,866,700 of government subsidies, respectively, mainly include subsidy from a government authority to encourage the Company's production in specific film and to encourage the Movie Theater. There is no limitation on the use of the subsidies and the receipt of such subsidies does not subject the Group to any additional governmental regulations or future obligations. These amounts are recognized as subsidy income when received.